GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expense [abstract]
Wages, salaries and related expenses	$ 17,755	$ 15,274	$ 11,973
Share based compensation	32,250	9,420	14,100
Rent and office maintenance	549	(483)	232
Professional expenses	7,136	4,766	1,282
Doubtful debts	4,958	(1,091)	3,003
Acquisition costs	253	524	2,840
Other expenses	598	1,268	1,003
Total general and administrative expense	$ 63,499	$ 29,678	$ 34,433